Condensed Consolidating Financial Information - Condensed Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Activities
Net cash provided by (used in) operating activities	$ 27,051	$ 23,352
Investing Activities
Cash paid for acquisition and other related investments		(396,500)
Principal received on loans receivable	2,090	1,184
Investments in loans receivable	(800)
Construction in progress and other	(13,526)	(6,093)
Net cash provided by (used in) investing activities	(12,236)	(401,409)
Financing activities
Revolving credit facilities, net	(125,000)	(89,600)
Additions to term debt		300,000
Payments of term debt	(64)	(58)
Distributions paid	(27,786)	(22,412)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Lease deposits and other obligations to tenants	3,549	(110)
Debt issuance costs paid and other financing activities	(64)	(6,182)
Net cash provided by financing activities	23,549	401,831
Increase in cash and cash equivalents for period	38,364	23,774
Cash and cash equivalents at beginning of period	37,311	102,726
Cash and cash equivalents at end of period	75,675	126,500
Parent
Operating Activities
Net cash provided by (used in) operating activities	213	395
Investing Activities
Investments in and advances to subsidiaries	(145,408)	(198,243)
Net cash provided by (used in) investing activities	(145,408)	(198,243)
Financing activities
Distributions paid	(27,719)	(22,345)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Net cash provided by financing activities	145,195	197,848
Subsidiary Issuers
Operating Activities
Net cash provided by (used in) operating activities	(9,099)	(11,062)
Investing Activities
Investments in and advances to subsidiaries	27,048	(406,447)
Construction in progress and other	331	(490)
Net cash provided by (used in) investing activities	27,379	(406,937)
Financing activities
Revolving credit facilities, net	(125,000)	(50,000)
Additions to term debt		300,000
Distributions paid	(27,786)	(22,412)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Debt issuance costs paid and other financing activities	(64)	(6,162)
Net cash provided by financing activities	20,064	441,619
Increase in cash and cash equivalents for period	38,344	23,620
Cash and cash equivalents at beginning of period	35,483	101,230
Cash and cash equivalents at end of period	73,827	124,850
Subsidiary Guarantors
Operating Activities
Net cash provided by (used in) operating activities	37,282	33,049
Investing Activities
Cash paid for acquisition and other related investments		(200,000)
Investments in and advances to subsidiaries	(26,789)	213,489
Construction in progress and other	(13,268)	(6,590)
Net cash provided by (used in) investing activities	(40,057)	6,899
Financing activities
Revolving credit facilities, net		(39,600)
Lease deposits and other obligations to tenants	2,776	(193)
Net cash provided by financing activities	2,776	(39,793)
Increase in cash and cash equivalents for period	1	155
Cash and cash equivalents at beginning of period	1,565	1,409
Cash and cash equivalents at end of period	1,566	1,564
Non-Guarantor Subsidiaries
Operating Activities
Net cash provided by (used in) operating activities	(1,345)	970
Investing Activities
Cash paid for acquisition and other related investments		(196,500)
Principal received on loans receivable	2,090	1,184
Investments in and advances to subsidiaries	(46)	193,353
Investments in loans receivable	(800)
Construction in progress and other	(589)	987
Net cash provided by (used in) investing activities	655	(976)
Financing activities
Payments of term debt	(64)	(58)
Lease deposits and other obligations to tenants	773	83
Debt issuance costs paid and other financing activities		(20)
Net cash provided by financing activities	709	5
Increase in cash and cash equivalents for period	19	(1)
Cash and cash equivalents at beginning of period	263	87
Cash and cash equivalents at end of period	282	86
Eliminations
Investing Activities
Investments in and advances to subsidiaries	145,195	197,848
Net cash provided by (used in) investing activities	145,195	197,848
Financing activities
Distributions paid	27,719	22,345
Proceeds from sale of common shares/units, net of offering costs	(172,914)	(220,193)
Net cash provided by financing activities	$ (145,195)	$ (197,848)